Employee Retirement Benefits (Estimated Future Benefit Payments & Other Plans) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Plans [Abstract]
Total contributions percentage	5.00%
Pension benefits
Other Plans [Abstract]
Multiemployer Plan, Employer Contribution, Cost	$ 7	$ 12	$ 10
Pension benefits | Western Conference of Teamsters
Other Plans [Abstract]
Multiemployer Plan, Employer Contribution, Cost	5	8	7
Pension benefits | Other Plans
Other Plans [Abstract]
Multiemployer Plan, Employer Contribution, Cost	2	$ 4	$ 3
U.S. plan | Pension benefits
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2021	34
2022	33
2023	36
2024	38
2025	40
After 2025	217
Total	398
U.S. plan | Postretirement benefits
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2021	1
2022	1
2023	1
2024	1
2025	1
After 2025	3
Total	$ 8